ACQUISITION OF SUBSIDIARIES (Details Narrative) - Plutus and Guardians Capital Limited [Member] - HKD ($)	10 Months Ended
	Dec. 31, 2025	Mar. 06, 2025
Business Combination [Line Items]
Business combination percentage		100.00%
Revenues	$ 2,734,000
Net income	$ 17,000